Business Combination - Additional Information (Details) - USD ($)		9 Months Ended	12 Months Ended
	Sep. 01, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Proceeds from Business Combination	$ 284,000,000.0		$ 284,011,000
Business combination transaction cost	51,200,000
Repayment of debt			$ 63,400
Supernova's Trust and Operating Accounts
Business Acquisition [Line Items]
Proceeds from Business Combination	34,000,000.0
Secured Term Loan | First American Title Insurance Company
Business Acquisition [Line Items]
Repayment of debt	55,800,000
Term Loan
Business Acquisition [Line Items]
Repayment of debt	3,800,000
Notes Payable - Related Parties
Business Acquisition [Line Items]
Repayment of debt	2,500,000
Notes Payable - Other
Business Acquisition [Line Items]
Repayment of debt	1,300,000
Forward Purchase Agreements
Business Acquisition [Line Items]
Proceeds from Business Combination	50,000,000.0
PIPE Investment
Business Acquisition [Line Items]
Proceeds from Business Combination	$ 200,000,000.0
Supernova | Forward Purchase Agreements
Business Acquisition [Line Items]
Warrants issued in business combination	1,666,667
Business combination, Equity interest in acquiree, Description			an aggregate purchase price of $50,000,000, or $10.00 per share of Offerpad Solutions Class A common stock and one-third of one warrant to purchase one share of Offerpad Solutions Class A common stock (“Forward Purchase Agreements”).
Class A Common Stock | Supernova | Forward Purchase Agreements
Business Acquisition [Line Items]
Stock issued in business combination, Shares	5,000,000
Stock issued price per share in business combination	$ 10.00
Stock issued in business combination, Value	$ 50,000,000
Class A Common Stock | Supernova | PIPE Investment
Business Acquisition [Line Items]
Stock issued in business combination, Shares	20,000,000
Stock issued price per share in business combination	$ 10.00
Stock issued in business combination, Value	$ 200,000,000.0
Old Offerpad and Supernova
Business Acquisition [Line Items]
Conversion of stock, shares converted	7,533
Common stock voting rights	10 votes per	10 votes per share
Old Offerpad and Supernova | Class B Common Stock | Minimum
Business Acquisition [Line Items]
Percentage of common stock transferred	75.00%		75.00%